Subsequent events (Details Narrative) - USD ($)	Oct. 13, 2025	Oct. 10, 2025	Oct. 09, 2025	Sep. 15, 2025	Sep. 10, 2025	Sep. 02, 2025	May 21, 2025	Aug. 21, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Losses from continuing operations							$ 4,000,000.0
Ordinary shares par value									$ 0.0002	$ 0.0002
RGT (BVI) [Member]
Subsequent Event [Line Items]
Shareholding percentage acquired									100.00%
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Value of shares for sale						$ 100,000,000
Ordinary shares par value						$ 0.0002
Number of shares issued	33,340,000		33,340,000	1,365,225
Ordinary shares price per share	$ 0.30		$ 0.30
Gross proceeds from offering	$ 10,000,000		$ 10,000,000
Subsequent Event [Member] | Common Class A [Member] | Registered Direct Offering [Member]
Subsequent Event [Line Items]
Number of shares issued					6,422,000
Ordinary shares price per share					$ 0.25
Gross proceeds from offering					$ 1,600,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Number of shares issued		30,000,000		1,365,225
Subsequent Event [Member] | Common Class B [Member] | Mr. Terence Zou [Member]
Subsequent Event [Line Items]
Number of shares issued		2,000,000
Number of shares issued		7,177,175
Subsequent Event [Member] | Common Class B [Member] | Registered Direct Offering [Member]
Subsequent Event [Line Items]
Gross proceeds from offering		$ 1,600,000
Subsequent Event [Member] | Barentsz Capital Ltd [Member] | RGT (BVI) [Member]
Subsequent Event [Line Items]
Shareholding percentage acquired								40.00%